CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2021
Convertible Preferred Shares, Shareholders' Deficit And Equity Incentive Plan [Abstract]
CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' DEFICIT AND EQUITY INCENTIVE PLAN
NOTE 7:-     CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS’ EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN

a.	Composition of share capital

	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares no par value
Ordinary shares	900,000,000	83,754,006	89,631,512	13,773,000
Preferred shares	-	-	3,745,298	3,745,298
Preferred shares B-1	-	-	5,815,632	5,815,630
Preferred shares B-2	-	-	788,738	788,738
Preferred shares C	-	-	10,389,120	10,389,120
Preferred shares D	-	-	11,500,000	11,497,425
Preferred shares E	-	-	10,731,000	10,730,904
Preferred shares E-1	-	-	3,472,000	3,471,763
Preferred shares E-2	-	-	4,700,000	4,669,496
Preferred shares E-3	-	-	3,810,000	3,809,323
Preferred shares F	-	-	4,265,000	3,806,883
Deferred shares	-	-	4,103,500	-
Total	900,000,000	83,754,006	152,951,800	72,497,580

b.	Ordinary shares:

Ordinary shares shall confer on their shareholders all rights in the Company, including the right to vote on any matter at any general meeting, with each ordinary share having voting power of one vote for one ordinary share, the right to receive notice of any General Meeting, the right to receive dividends and to participate in any distribution of surplus assets and funds in the Company.

On March 4, 2021, the Company's shareholders approved the change of share capital from NIS 0.01 par value to no par-value. All references to ordinary and convertible preferred shares amounts and per share amounts have been retroactively restated to reflect the change in par value as if it had taken place as of the beginning of the earliest period presented.

In connection with the IPO, the Company’s amended and restated articles of association became effective, which authorized the issuance of 900,000,000 ordinary shares, no par value each.

c.	Convertible preferred shares:

In November 2019, the Company entered into a share purchase agreement with certain investors for a total consideration of $45,000. In addition to the initiall consideration, the share purchase agreement granted the Company the right to execute additional funding requests up to a total amount of $45,000 for a period of 24 months. As of December 31, 2020 the Company executed additional funding in the aggregate amount of $35,000 out of the available $45,000.

On March 25, 2021 the Company executed an additional funding request in the total amount of $10,000, for which 455,942 preferred F shares of no par value each were issued.

Upon completion of the IPO, all convertible preferred shares outstanding, totaling 59,180,522 shares, were automatically converted into an equivalent number of ordinary shares on a one-to-one basis and their carrying value of $310,490 was reclassified into shareholders’ equity.

d.	Share option plan:

The Company’s equity incentive plans provide for granting share options, RSUs and restricted share awards to employees, consultants, officers and directors. Each option granted under the Plan expires no later than 10 years from the date of grant. Options and RSUs vest usually over four years of commencement of employment or services. Any option or RSU which are forfeited or not exercised before expiration, become available for future grants. As of December 31, 2021 and 2020, an aggregate of 7,857,017 and 143,337 ordinary shares of the Company, respectively are still available for future grants.

Share options

A summary of the Company's share option activity (except options to non-employee consultants) under the Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate Intrinsic value

Balance as of December 31, 2020	10,378,813	$3.69	7.5	$66,024
Granted	6,017,685	$15.13
Forfeited	(770,172)	$10.31
Exercised	(1,465,534)	$1.93		$25,937
Balance as of December 31, 2021	14,160,792	$8.38	7.67	$159,366

Exercisable options at end of year	6,166,007	$3.06	5.96	$102,142

As of December 31, 2021, there was approximately $74,197 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's share option plan. That cost is expected to be recognized over a weighted-average period of 3.67 years.

The weighted-average grant date fair value of options granted during the years ended December 31, 2021, 2020 and 2019 was $13.31, $5.62 and $0.97, respectively.

As of December 31,2021, there were no outstanding options granted to non-employees. During the year ended December 31, 2021, 50,000 options that were granted to non-employees were exercised.

Under the provisions of ASC 718, the fair value of each option was estimated on the date of grant using the Black & Scholes option valuation model, using the assumptions noted in the following table:

	Year ended December 31,
	2021	2020	2019

Expected volatility	60%	60%	60% - 65%
Expected dividend yield	-	-	-
Expected term (in years)	5-6.55	6.08	5-6.08
Risk free interest	0.49%-1.06%	0.28%-1.45%	1.51%-2.39%

Risk-free interest rates are based on the yield from U.S. Treasury zero-coupon bonds with a term equivalent to the expected term of the options. The expected volatility of the price of such shares is based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities. The expected term of options granted represents the period of time that options granted are expected to be outstanding, and is determined based on the simplified method in accordance with ASC No. 718-10-S99-1 (SAB No. 110), as adequate historical experience is not available to provide a reasonable estimate. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

Restricted Share Units

	Number of RSUs	Weighted-Average Grant Date Fair Value Per Share

Balance as of December 31, 2020	-	-
Granted	2,532,873	$26.18
Forfeited	(164,700)	$25.72
Exercised	(1,800)	$27.34
Balance as of December 31, 2021	2,366,373	$26.22

As of December 31, 2021, there was approximately $57,244 of unrecognized share-based compensation expense related to unvested RSUs, which is being recognized over a weighted-average period of 3.7 years based on vesting under the award service conditions.

e.	Employee Share Purchase Plan

In June 2021, the Company adopted the 2021 ESPP. Generally, all of the Company’s employees are eligible to participate if they are employed by the Company. The Company’s ESPP permits participants to purchase the Company’s ordinary shares through contributions in the form of payroll deductions or otherwise to the extent permitted by the Company, of up to 15% of their eligible compensation (as defined in the ESPP). Amounts contributed and accumulated by the participant will be used to purchase the Company’s ordinary shares at the end of each offering period. The purchase price of the shares will be 85% of the lower of the fair market value of the Company’s ordinary shares on the first trading day of the offering period or on the exercise date. As of December 31, 2021, a total of 1,824,988 shares were reserved for issuance under the ESPP.

The Company estimated the fair value of ESPP purchase rights using a Monte-Carlo option pricing model with the following assumptions:

Year ended December 31,
2021

Expected volatility	41%
Expected dividend yield	-
Expected term (in years)	0.57
Risk free interest	0.06%

As of December 31, 2021, there was $452 of unrecognized share-based compensation expense related to the ESPP that is expected to be recognized over an average vesting period of 0.2 years.

f.	Share-based compensation expense by award type was as follows:

	Year ended December 31
	2021	2020	2019
Share options	$21,359	$14,017	$3,080
RSUs	4,842	-	-
ESPP	1,131	-	-
	$27,332	$14,017	$3,080

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year ended December 31
	2021	2020	2019
Cost of revenues	$1,804	$201	$41
Research and development	3,863	1,596	282
Sales and marketing	8,205	1,105	427
General and administrative	13,460	11,115	2,330
	$27,332	$14,017	$3,080

g.	Third-party share transactions:

During the years ended December 31, 2020 and 2019 the Company facilitated several secondary transactions, in which certain current employees and shareholders, sold a portion of their Ordinary Shares to other shareholders. The Company recorded share-based compensation expenses for the amount realized by the employees in excess of the estimated fair value of their respective shares. In addition, the Company recorded a deemed dividend for the amount paid to other shareholders, in excess of the estimated fair value of their respective shares. The total amount resulted in $8,536 and $1,935 of incremental share-based compensation expense for the years ended December 31, 2020 and 2019, respectively, and $4,569 of deemed dividend for the year ended December 31, 2020.